Significant accounting policies - Going concern (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Significant accounting policies
Cash and cash equivalents on hand including short-term deposits	£ 122.8
Expected funding requirements over next 12-month period	£ 90.0